Summary of Significant Accounting Policies - Narrative (Details) T in Millions		3 Months Ended		12 Months Ended		120 Months Ended
	Sep. 07, 2021	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) T mining oz	Dec. 30, 2021	Jul. 23, 2021
Property, Plant and Equipment [Line Items]
Development and production with mining gold and silver | T						2.6
Development and production with mining gold | oz						59,515
Development and production with mining silver | mining						735,252
Number of operating segments | segment		2
Maximum loss exposure, amount				$ 335,000		$ 335,000
Advances to affiliate				4,935,000		4,935,000
Accumulated deficit		$ (251,921,243)		(245,542,688)	$ (220,959,068)	(245,542,688)
Net income (loss)		(6,547,023)	$ 8,188,231	(24,583,620)	14,931,970
Increase in cash, cash equivalents and restricted cash		(3,663,181)	$ 7,862,865	3,480,244	1,416,087
Cash and cash equivalents		$ 2,249,007		5,912,188	$ 2,431,944	5,912,188
Escrow deposit				$ 500,000		$ 500,000
Minimum
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life				1 year
Contract with customer payment period				30 days
Minimum | Building
Property, Plant and Equipment [Line Items]
Estimated economic life				7 years
Minimum | Vehicles and equipment
Property, Plant and Equipment [Line Items]
Estimated economic life				3 years
Minimum | Processing and laboratory
Property, Plant and Equipment [Line Items]
Estimated economic life				5 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated economic life				2 years
Maximum
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life				10 years
Contract with customer payment period				45 days
Maximum | Building
Property, Plant and Equipment [Line Items]
Estimated economic life				15 years
Maximum | Vehicles and equipment
Property, Plant and Equipment [Line Items]
Estimated economic life				7 years
Maximum | Processing and laboratory
Property, Plant and Equipment [Line Items]
Estimated economic life				15 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated economic life				3 years
LINICO Corporation
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired		90.00%		90.00%		90.00%	90.00%
Plain Sight Innovations Corporation
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired	100.00%	100.00%		100.00%		100.00%
Finite-lived intangible asset, useful life	10 years
Renewable Process Solutions, Inc.
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired		100.00%		100.00%		100.00%
MANA Corporation
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired		100.00%		100.00%		100.00%		100.00%
LINICO Corporation
Property, Plant and Equipment [Line Items]
Ownership %				100.00%		100.00%
Quantum Generative Materials LLC
Property, Plant and Equipment [Line Items]
Ownership %		48.19%		48.19%	0.00%	48.19%
M C U
Property, Plant and Equipment [Line Items]
Ownership %		25.00%		25.00%	15.00%	25.00%
M C U Philippines Inc
Property, Plant and Equipment [Line Items]
Ownership %		50.00%		50.00%	50.00%	50.00%
Pelen LLC
Property, Plant and Equipment [Line Items]
Ownership %		25.00%		25.00%	25.00%	25.00%